Derivatives	12 Months Ended
Dec. 31, 2013
Derivatives [Abstract]
Derivatives

Note 9—Derivatives

Cash Flow Hedge

The company’s objective in using interest rate derivatives is to manage its exposure to interest rate movements. To accomplish this objective, the company is a party to two interest rate swap agreements. Pursuant to one of the agreements, the company pays fixed amounts to a counterparty in exchange for receiving LIBOR-based variable payments over the life of the agreements without exchange of the underlying notional amount of $20 million. Pursuant to the other agreement, the company has minimized its exposure to interest rate movements beginning at a specified future date without exchange of the underlying notional amount of $7.5 million. As of December 31, 2013, the company’s two interest rate swaps were designated as cash flow hedges, in accordance with FASB ASC Topic 815, “Derivatives and Hedging.”

The effective portion of changes in the fair value of derivatives designated as cash flow hedges is recorded in AOCI and is subsequently reclassified into net income in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivative is recognized directly in earnings. During the period ended December 31,  2013,  the ineffective portion of the derivative was insignificant. The amount reported in AOCI related to cash flow hedges, as of December 31,  2013, was a gain of $13 thousand, net of a tax expense of $7 thousand. As of December 31, 2013 and 2012, an asset of $192 thousand and $0, respectively, was recorded in other assets on the consolidated balance sheets related to these derivatives. As of December 31, 2013 and 2012, a hedge liability of $191 thousand and $283 thousand, respectively, was recorded in other liabilities on the consolidated balance sheets related to these derivatives.

The following table presents the impacts of the derivatives recorded in other comprehensive income (“OCI”) on the consolidated statements of comprehensive income, as of the dates stated:

	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)		Classification of Loss Reclassified from AOCI	Amount of Loss Reclassified from AOCI into Income (Effective Portion)
	December 31,		into Income	December 31,
	2013	2012	(Effective Portion)	2013	2012
Derivatives in cash flow hedging relationships:
Interest rate products	$164	$(375)	Interest expense	$(138)	$(101)
Total derivatives in cash flow hedging relationships	$164	$(375)		$(138)	$(101)

The company has agreements with the counterparty to its derivatives which contain a provision, whereby if the company fails to maintain its status as a well/an adequately capitalized institution, the company could be required to terminate or fully collateralize the derivative contract. Additionally, if the company defaults on any of its indebtedness, including default where repayment has not been accelerated by the lender, the company could also be in default on its derivative obligations. The company has minimum collateral requirements with its counterparty, and as of December 31,  2013, $250 thousand has been pledged as collateral under the agreement, as the valuation of the derivative had surpassed the contractually specified minimum transfer amount of $250 thousand. If the company is not in compliance with the terms of the derivative agreement, it could be required to settle its obligations under the agreement at termination value.

Non-hedge Derivatives

Derivatives not designated as hedges are not speculative and result from a service the company provides to certain customers. The company executes interest rate derivatives with commercial banking customers to facilitate their respective risk management strategies. Those interest rate derivatives are simultaneously hedged by offsetting derivatives that the company executes with a third party, thus minimizing its net exposure from such transactions. These derivatives do not meet the hedge accounting requirements; therefore, changes in the fair value of both the customer derivative and the offsetting derivative are recognized in interest income on the consolidated statements of operations. As of December 31,  2013, $135 thousand was recorded in other assets and $113 thousand was recorded in other liabilities related to non-designated hedges. For the years ended December 31, 2013 and 2012, $204 thousand and $16 thousand, respectively, was recorded in net income related to non-designated hedges. As of December 31, 2013, the company had $200 thousand pledged as collateral with respect to non-hedge derivatives.